Investment in equity securities at fair value - Narrative (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2018 CNY (¥)	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 CNY (¥) shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 CNY (¥) shares
Schedule of listed equity securities
Proceeds from disposal of available-for-sale equity securities				¥ 217
Impairment loss on available-for-sale equity securities			¥ 0	0		¥ 2,533
Consideration made to acquire available-for-sale equity securities						66,154
Investments in equity securities, cost basis		$ 14,932					¥ 100,213		¥ 100,213
Cumulative effect of accounting change | $								$ 62,316
Decrease in fair value of equity securities		8,512	57,125
Dividend income		145	976	634		¥ 45
The aggregate fair values of the investments in securities		$ 15,997					¥ 107,362		¥ 153,882
Life Corporation Limited - listed on Australian Securities Exchange
Schedule of listed equity securities
Ordinary shares held | shares					8,122,222	8,122,222
Proceeds from disposal of available-for-sale equity securities	¥ 217
Cordlife Group Limited - listed on Singapore Exchange
Schedule of listed equity securities
Ordinary shares held | shares		25,516,666					25,516,666	25,516,666	25,516,666
Percentage equity interest owned		10.10%					10.10%	10.10%	10.10%
Unrealized holding gains				62,613
Dividend income		$ 145	¥ 976	634		¥ 0
Listed fund investment
Schedule of listed equity securities
Consideration made to acquire available-for-sale equity securities					$ 10,000	¥ 66,154
Other investment
Schedule of listed equity securities
Unrealized holding losses				¥ 297
ASU 2016-01 | Accumulated other comprehensive (loss)/income
Schedule of listed equity securities
Cumulative effect of accounting change								$ (9,285)	¥ (62,316)
ASU 2016-01 | Retained earnings
Schedule of listed equity securities
Cumulative effect of accounting change								$ 9,285	¥ 62,316